ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation
The following table summarizes the changes to the ARO balances as of December 31, 2025, and 2024.

	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2024	$209	$7
Changes in timing and amount of estimated cash flows	131	—
Liabilities incurred	95	—
Liabilities settled	(4)	—
Accretion	24	1

Balance, December 31, 2024	455	8

Changes in timing and amount of estimated cash flows	(51)	—
Liabilities incurred	1	—
Liabilities settled (1)	(154)	—
Accretion	26	—

Balance, December 31, 2025	$277	$8

(1)
FirstEnergy amounts include the transfer of the McElroy’s Run CCR impoundment facility as well as the adjacent dry landfill and related remediation obligations to a subsidiary of IDA Power, LLC, as further discussed below.